Document and Entity Information	12 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	FEDERATED INDEX TRUST
Central Index Key	0000861469
Amendment Flag	false
Document Creation Date	Jun 24, 2013
Document Effective Date	Jun 24, 2013
Prospectus Date	Dec 31, 2012

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES (TICKER FMCRX)
SERVICE SHARES (TICKER FMDCX)

SUPPLEMENT TO PROSPECTUS DATED december 31, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) and Service Shares (SS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%
Distribution (12b-1) Fee	None	None
Other Expenses	0.12%	0.34%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	0.43%	0.65%
Fee Waivers and/or Expense Reimbursements[1,2]	0.13%	0.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.30%	0.55%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.29% and 0.54% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
IS	$44	$138	$241	$542
SS	$66	$208	$362	$810

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INDEX TRUST
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Supplement [Text Block]	fit_SupplementTextBlock
Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES (TICKER FMCRX)
SERVICE SHARES (TICKER FMDCX)

SUPPLEMENT TO PROSPECTUS DATED december 31, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) and Service Shares (SS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%
Distribution (12b-1) Fee	None	None
Other Expenses	0.12%	0.34%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	0.43%	0.65%
Fee Waivers and/or Expense Reimbursements[1,2]	0.13%	0.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.30%	0.55%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.29% and 0.54% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
IS	$44	$138	$241	$542
SS	$66	$208	$362	$810

Federated Mid-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock
Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES (TICKER FMCRX)
SERVICE SHARES (TICKER FMDCX)

SUPPLEMENT TO PROSPECTUS DATED december 31, 2012

Effective June 24, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) and Service Shares (SS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%
Distribution (12b-1) Fee	None	None
Other Expenses	0.12%	0.34%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	0.43%	0.65%
Fee Waivers and/or Expense Reimbursements[1,2]	0.13%	0.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.30%	0.55%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Manager and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.29% and 0.54% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
IS	$44	$138	$241	$542
SS	$66	$208	$362	$810

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INDEX TRUST
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 24, 2013